UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Giovine Capital Group LLC
           -----------------------------------------------------
Address:   601 South Figueroa Street, ST 4590
           Los Angeles, CA 90017
           -----------------------------------------------------

Form 13F File Number: 28-10343
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ John Ku
        -------------------------
Title:  CFO
        -------------------------
Phone:  213-797-2000
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ John Ku                      Los Angeles, CA                      07/15/2005
-----------                      ---------------                      ----------
[Signature]                       [City, State]                         [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           51
                                         -----------
Form 13F Information Table Value Total:     $424,740
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
ADMINISTAFF INC COM            COMMON STOCK     7094105      12129  510500 SH       SOLE              510500      0    0
ALTRIA GROUP INC               COMMON STOCK     02209S103    25903  400605 SH       SOLE              400605      0    0
AMERITRADE                     COMMON STOCK     03074K100    12752  685200 SH       SOLE              685200      0    0
ARGOSY GAMING CORP COM         COMMON STOCK     40228108       233    5000 SH       SOLE                5000      0    0
BERKSHIRE HATHAWAY CL A INC DE COMMON STOCK     84670108      7348      88 SH       SOLE                  88      0    0
BROOKFIELD HM                  COMMON STOCK     112723101     6161  135100 SH       SOLE              135100      0    0
CADBURY SCHWEPPES PL C ADR 1:4 ADRS STOCKS      127209302      767   20000 SH       SOLE               20000      0    0
CATERPILLAR INC COM            COMMON STOCK     149123101    10675  112000 SH       SOLE              112000      0    0
CHEROKEE INC DEL NEW COM       COMMON STOCK     16444H102     1355   39151 SH       SOLE               39151      0    0
CONSECO INC                    COMMON STOCK     208464883    14663  672000 SH       SOLE              672000      0    0
CVS CORP COM                   COMMON STOCK     126650100    22186  763200 SH       SOLE              763200      0    0
DANIELSON HLDG CORP COM        COMMON STOCK     236274106    15551 1277850 SH       SOLE             1277850      0    0
DEERE & CO COM                 COMMON STOCK     244199105     9182  140200 SH       SOLE              140200      0    0
DIRECTV GROUP INC              COMMON STOCK     25459L106    11433  737600 SH       SOLE              737600      0    0
DOW CHEMICAL CORP COM          COMMON STOCK     260543103     8795  197500 SH       SOLE              197500      0    0
DU PONT E I DE NEMOURS & CO. C COMMON STOCK     263534109     3441   80000 SH       SOLE               80000      0    0
ELAN CORP PLC ADR (REPR 1 ORD) ADRS STOCKS      284131208     4034  591500 SH       SOLE              591500      0    0
FIRST MRBLHD CP                COMMON STOCK     320771108     3857  110000 SH       SOLE              110000      0    0
GENCORP INC USD SOM            COMMON STOCK     368682100    17939  931400 SH       SOLE              931400      0    0
GENERAL MILLS INC COM          COMMON STOCK     370334104     5615  120000 SH       SOLE              120000      0    0
HONEYWELL INTERNATIONAL INC    COMMON STOCK     438516106     3297   90000 SH       SOLE               90000      0    0
INTERACTIVE DATA COR P (EX DAT COMMON STOCK     45840J107    13704  659500 SH       SOLE              659500      0    0
IONATRON INC                   COMMON STOCK     462070103     1366  159000 SH       SOLE              159000      0    0
JOY GLOBAL INC                 COMMON STOCK     481165108    13218  393500 SH       SOLE              393500      0    0
LOCKHEED MARTIN CORP COM       COMMON STOCK     539830109     2595   40000 SH       SOLE               40000      0    0
LYONDELL CHEMICAL CO COM       COMMON STOCK     552078107     3170  120000 SH       SOLE              120000      0    0
MCDONALDS CORP COM             COMMON STOCK     580135101    10018  361000 SH       SOLE              361000      0    0
MICROSOFT CORP COM             COMMON STOCK     594918104    11153  449000 SH       SOLE              449000      0    0
MORGAN STANLEY & CO COM        COMMON STOCK     617446448     6307  120200 SH       SOLE              120200      0    0
NORTHROP GRUMMAN COR P (FORMER COMMON STOCK     666807102    11591  209800 SH       SOLE              209800      0    0
OFFICEMAX INC                  COMMON STOCK     67622P101     5219  175300 SH       SOLE              175300      0    0
OSHKOSH TRUCK CORP CL B        COMMON STOCK     688239201     3914   50000 SH       SOLE               50000      0    0
PACCAR INC COM                 COMMON STOCK     693718108    22624  332700 SH       SOLE              332700      0    0
PARTY CITY CORP COM            COMMON STOCK     702145103     5081  423400 SH       SOLE              423400      0    0
PETCO ANIMAL SUPPLIE S INC     COMMON STOCK     716016209     5679  193700 SH       SOLE              193700      0    0
PFIZER INC COM                 COMMON STOCK     717081103     9591  347740 SH       SOLE              347740      0    0
PIONEER COS INC COM            COMMON STOCK     723643300     3562  162000 SH       SOLE              162000      0    0
PKG CORP AMER COM STK          COMMON STOCK     695156109    11220  533000 SH       SOLE              533000      0    0
POTASH CORP OF SASKA TCHEWAN I COMMON STOCK     73755L107     4779   50000 SH       SOLE               50000      0    0
RAYONIER INC COM               COMMON STOCK     754907103     3606   68000 SH       SOLE               68000      0    0
REPUBLIC SERVICES INC COM      COMMON STOCK     760759100    11617  322600 SH       SOLE              322600      0    0
SAKS INCORPORATED COM STK      COMMON STOCK     79377W108     1992  105000 SH       SOLE              105000      0    0
SEARS HLDG CORP                COMMON STOCK     812350106     8985   59950 SH       SOLE               59950      0    0
SIEBEL SYS INC COM             COMMON STOCK     826170102      890  100000 SH       SOLE              100000      0    0
SUNGARD DATA SYSTEM INC COM    COMMON STOCK     867363103      387   11000 SH       SOLE               11000      0    0
TEMPLE INLAND INC COM          COMMON STOCK     879868107     7742  208400 SH       SOLE              208400      0    0
THE BON-TON STORES INC         COMMON STOCK     09776J101     2210  114200 SH       SOLE              114200      0    0
UNITED TECHNOLOGIES CORP       COMMON STOCK     913017109     5135  100000 SH       SOLE              100000      0    0
WAL MART STORES INC            COMMON STOCK     931142103     9640  200000 SH       SOLE              200000      0    0
WELLCHOICE INC                 COMMON STOCK     949475107    27719  399000 SH       SOLE              399000      0    0
WELLS FARGO COMPANY            COMMON STOCK     949746101     2710   44000 SH       SOLE               44000      0    0
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